Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) (fuboTV Inc.) (10-K) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents	$ 81	$ 7,624		$ 31
Total cash, cash equivalents and restricted cash	81	7,624	$ 306	31	$ 77
fuboTV Inc. [Member]
Cash and cash equivalents	8,040	14,305		14,578
Restricted cash	1,333	1,334		1,333
Total cash, cash equivalents and restricted cash	$ 9,373	$ 15,639	$ 51,250	$ 15,911	$ 19,274